Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Foreign tax loss carryforwards expiration year					2021
Deferred tax assets, valuation allowance				$ 27,105	$ 27,105	$ 18,977
Unrecognized income tax benefits	$ 3,879			5,825	5,825	3,879	$ 3,560
Unrecognized tax benefits reduction in liability				592	(391)	319
Unrecognized tax benefits, interest on income taxes expense					305	119
Income tax expense (benefit)	$ 767	$ 987	$ (722)	2,825		$ 2,468
Effective tax rate	11.00%	(1.30%)	8.10%
Federal
Income Tax Disclosure [Line Items]
Operating loss carryforwards				43,365	43,365
Foreign Tax Authority
Income Tax Disclosure [Line Items]
Operating loss carryforwards				58,170	58,170
Foreign Tax Authority | Not Subject to Expiration
Income Tax Disclosure [Line Items]
Operating loss carryforwards				31,754	31,754
Foreign Tax Authority | Expiring in Next Twelve Months
Income Tax Disclosure [Line Items]
Operating loss carryforwards				$ 333	$ 333
Minimum
Income Tax Disclosure [Line Items]
Foreign tax loss remainder carryforwards expiration year					2022
Maximum
Income Tax Disclosure [Line Items]
Foreign tax loss remainder carryforwards expiration year					2040